CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period Of Adoption, Adjustment	Treasury stock	Contributed surplus	Accumulated other comprehensive income/(loss)	Retained earnings / (accumulated deficit)	Retained earnings / (accumulated deficit) Cumulative Effect, Period Of Adoption, Adjustment
Balance, at beginning of year (in shares) at Dec. 31, 2021		138,551,387
Balance, at beginning of year at Dec. 31, 2021		$ 1,386	$ 621,037	$ (5,863)	$ 0	$ 461,818	$ (9,194)	$ (92,720)	$ 4,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		10,786
Shares repurchased (in shares)					0
Amortization of stock-based compensation			1,380
Dividends declared						(37,256)		(74,318)
Other comprehensive loss	$ (63)						17,908
Net income	202,768							202,768
Balance, at end of year (in shares) at Dec. 31, 2022		138,562,173
Balance, at end of year at Dec. 31, 2022	1,091,231	$ 1,386	616,554		$ 0	424,562	8,714	40,015
Accumulated other comprehensive income/(loss)
Fair value adjustments to hedging financial instruments	9,106
Other items	(392)
Accumulated other comprehensive income/(loss)	$ 8,714
Shares repurchased (in shares)	(1,095,095)	(1,095,095)			(1,095,095)
Amortization of stock-based compensation			1,610
Treasury stock	$ (10,200)				$ (10,174)
Dividends declared								(122,992)
Other comprehensive loss	(35)						(4,215)
Net income	$ 83,937							83,937
Balance, at end of year (in shares) at Dec. 31, 2023	137,467,078	137,467,078
Balance, at end of year at Dec. 31, 2023	$ 1,039,397	$ 1,386	618,164		$ (10,174)	424,562	4,499	960
Accumulated other comprehensive income/(loss)
Fair value adjustments to hedging financial instruments	4,926
Other items	(427)
Accumulated other comprehensive income/(loss)	$ 4,499
Shares issued (in shares)		8,242,146
Shares cancelled (in shares)	(700)	(700)
Shares repurchased (in shares)	(1,095,095)				0
Shares issued		$ 82	96,419
Amortization of stock-based compensation			1,650
Treasury stock	$ (10,200)
Dividends declared						(6,878)		(131,613)
Other comprehensive loss	(101)						(1,288)
Net income	$ 130,653							130,653
Balance, at end of year (in shares) at Dec. 31, 2024	145,708,524	145,708,524
Balance, at end of year at Dec. 31, 2024	$ 1,128,422	$ 1,468	$ 716,233		$ (10,174)	$ 417,684	$ 3,211	$ 0
Accumulated other comprehensive income/(loss)
Fair value adjustments to hedging financial instruments	3,739
Other items	(528)
Accumulated other comprehensive income/(loss)	$ 3,211